Equity (Details) - Schedule of warrants outstanding - $ / shares		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Series I [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[1]	December 2016		December 2016
Number of warrants conversion to equivalent ADSs	[1]	9,970		9,970
exercise price per warrant in USD	[1]	$ 36		$ 36
Expiration date	[1]	Jun. 06, 2022		Jun. 06, 2022
Series J [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]	December 2016		December 2016
Number of warrants conversion to equivalent ADSs		499		499	[2]
exercise price per warrant in USD		$ 36		$ 36	[2]
Expiration date		Jun. 06, 2022		Jun. 06, 2022	[2]
Warrants A [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[1]	March 2017		March 2017
Number of warrants conversion to equivalent ADSs	[1]	535,730		535,730
exercise price per warrant in USD	[1]	$ 14		$ 14
Expiration date	[1]	Mar. 29, 2022		Mar. 29, 2022
Placement 03/2017 [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]	March 2017		March 2017
Number of warrants conversion to equivalent ADSs	[2]	37,501		37,501
exercise price per warrant in USD	[2]	$ 17.5		$ 17.5
Expiration date	[2]	Mar. 29, 2022		Mar. 29, 2022
Series L [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[1]	November 2017		November 2017
Number of warrants conversion to equivalent ADSs	[1]	101,251		101,251
exercise price per warrant in USD	[1]	$ 9		$ 9
Expiration date	[1]	May 27, 2023		May 27, 2023
Series M [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]	November 2017		November 2017
Number of warrants conversion to equivalent ADSs	[2]	14,177		14,177
exercise price per warrant in USD	[2]	$ 10		$ 10
Expiration date	[2]	Nov. 24, 2022		Nov. 24, 2022
Warrants C [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[1]	July 2018		July 2018
Number of warrants conversion to equivalent ADSs	[1]	2,640,674		2,640,674
exercise price per warrant in USD	[1]	$ 3.5		$ 3.5
Expiration date	[1]	Jul. 18, 2023		Jul. 18, 2023
Warrant C One [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]	July 2018		July 2018
Number of warrants conversion to equivalent ADSs		425,651		425,651	[2]
exercise price per warrant in USD		$ 3.5		$ 3.5	[2]
Expiration date		Jul. 18, 2023		Jul. 18, 2023	[2]
HCW warrants [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[1]	July 2018		July 2018
Number of warrants conversion to equivalent ADSs		198,637		198,637	[1]
exercise price per warrant in USD		$ 4.38		$ 4.38	[1]
Expiration date		Jul. 18, 2023		Jul. 18, 2023	[1]
Algomizer [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]	September 2019	[1]	September 2019
Number of warrants conversion to equivalent ADSs		333,334		333,334	[2]
exercise price per warrant in USD		$ 4		$ 4	[2]
Expiration date		Sep. 03, 2022		Sep. 03, 2022	[2]
Total [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Number of warrants conversion to equivalent ADSs		4,297,424		4,299,412
Series H [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]			September 2016
Number of warrants conversion to equivalent ADSs	[2]			990
exercise price per warrant in USD	[2]			$ 57.5
Expiration date	[2]			Sep. 08, 2021
Series J One [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]			December 2016
Number of warrants conversion to equivalent ADSs	[2]			998
exercise price per warrant in USD	[2]			$ 29.48
Expiration date	[2]			Dec. 06, 2021

[1]	These warrants, under certain circumstances, can be exercised via a cashless exercise mechanism as defined in the warrant agreement. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period. See Note 4.
[2]	Recorded in equity.